Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of activities related to related party
Qualified R&D costs incurred by the Company		$ 655,786
Reimbursements received from MSKCC	$ 237,834	$ 966,341